Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	USAA Mutual Funds Trust
Prospectus Date	rr_ProspectusDate	Oct. 01, 2018
Document Creation Date	dei_DocumentCreationDate	Nov. 14, 2018